UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4007
Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: October 31
Date of reporting period: April 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT APRIL 30, 2007	Legg Mason Partners Capital Preservation Fund II

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners Capital Preservation Fund II

   Semi-Annual Report • April 30, 2007
What’s
Inside

Fund Objective

The objective of the Fund during the Guarantee Period is to seek some capital growth while preserving principal. During the Post Guarantee Period, the Fund expects to seek long-term growth of capital.

Letter from the Chairman	I

Fund at a Glance	1

Fund Expenses	2

Schedule of Investments	4

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	15

Additional Shareholder Information	25

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy showed signs of weakening during the six-month reporting period. U.S. gross domestic product (“GDP”)[i] expanded 2.5% in the fourth quarter of 2006. Based on the preliminary estimate from the U.S. Commerce Department, GDP growth was a tepid 0.6% in the first quarter of 2007. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. In addition, corporate spending was mixed during the reporting period.

After increasing the federal funds rateii to 5.25% in June 2006 — its 17th consecutive rate hike — the Federal Reserve Board (“Fed”)iii held rates steady at its last seven meetings. In its statement accompanying the May 2007 meeting, the Fed stated, “Economic growth slowed in the first part of this year and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to expand at a moderate pace over coming quarters. Core inflation remains somewhat elevated. Although inflation pressures seem likely to moderate over time, the high level of resource utilization has the potential to sustain those pressures.”
Despite concerns regarding the economy and increased volatility in the financial markets, stock prices generally rose during the six-month reporting period. After treading water during the first half of 2006, stocks rallied through the end of the year. 2007 began on a positive note, as the S&P 500 Indexiv hit a six-year high in January. Stock prices rose on the back of optimism for continued solid corporate profits and hopes for a soft economic landing. The U.S. stock market’s ascent continued during much of February 2007, before a sharp decline at the end of the month. This was, in part, triggered by an 8.8% fall in China’s stock market on February 28th, its worst one-day performance in 10 years. The repercussions of this decline were widespread, as stock markets around the world also declined. After a modest increase in March, U.S. stock prices rallied sharply in April,
Legg Mason Partners Capital Preservation Fund II      I

due to surprisingly strong first quarter corporate profits. All told, the S&P 500 Index returned 8.60% during the six months ended April 30, 2007.
Looking at the market more closely, mid-cap stocks outperformed their large- and small-cap counterparts, with the Russell MidCapvi, Russell 1000vii, and Russell 2000viii Indexes returning 12.24%, 9.10%, and 6.86%, respectively. From an investment style perspective, value stocks outperformed growth stocks, with the Russell 3000 Valueix and Russell 3000 Growth[x] Indexes returning 9.48% and 8.34%, respectively.
During the reporting period, short- and long-term Treasury yields experienced periods of volatility. Initially, yields fluctuated given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. Yields then fell sharply at the end of February 2007, as economic data weakened and the stock market experienced its largest one-day decline in more than five years. Overall, during the six months ended April 30, 2007, two-year Treasury yields fell from 4.71% to 4.60%. Over the same period, 10-year Treasury yields moved from 4.61% to 4.63%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Index[v], returned 2.64%.

Performance Review

For the six months ended April 30, 2007, Class A shares of Legg Mason Partners Capital Preservation Fund II, excluding sales charges, returned 4.09%. In comparison, the Fund’s unmanaged benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index, returned 8.60% and 2.64%, respectively for the same period. The Lipper Mixed-Asset Target Allocation Conservation Funds Category Average[1] increased 4.69% over the same time frame.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 394 funds in the Fund’s Lipper category.
II     Legg Mason Partners Capital Preservation Fund II

Performance Snapshot as of April 30, 2007 (excluding sales charges) (unaudited)

Six Months

Capital Preservation Fund II — Class A Shares	4.09%

S&P 500 Index	8.60%

Lehman Brothers U.S. Aggregate Index	2.64%

Lipper Mixed-Asset Target Allocation Conservation Funds Category Average	4.69%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Excluding sales charges, Class B shares returned 3.61% and Class C shares returned 3.70% over the six months ended April 30, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Total Annual Operating Expenses

As of the Fund’s most current dated prospectus dated February 28, 2007, the total gross annual operating expenses during the guarantee period for Class A, B and C shares were 1.87%, 2.62% and 2.62% respectively.
Special Shareholder Notice

The Fund’s Guarantee Period, as defined in the Fund’s prospectus, will run through November 4, 2007 (or if that day is not a business day, the first business day thereafter). As of the date of this report, the Fund’s manager is considering recommending to the Fund’s board that the Fund be liquidated at the end of the Guaranteed Period. The decision whether to liquidate the Fund would be made by the Fund’s board. If the Fund is not liquidated, the Post Guarantee Period will commence immediately following the Guarantee Period. The Fund expects to seek long-term growth of capital during any Post Guarantee Period. Please see the Fund’s prospectus and Note 6 to the Financial Statements of this report for more information.

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/ Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following change for the Legg Mason
Legg Mason Partners Capital Preservation Fund II      III

Partners Capital Preservation Fund II became effective during the month of April 2007:

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.
Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
June 4, 2007
IV     Legg Mason Partners Capital Preservation Fund II

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
RISKS: On April 30, 2007, the Fund’s assets were largely invested in fixed income securities and, as a result, the Fund may not be able to increase significantly its equity component even if interest rates go up and/or the equity markets improve. Use of the fixed income component during the Guarantee Period reduces the Fund’s ability to participate as fully in upward equity market movements and, therefore, represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. If the value of the stock component were to decline substantially during the Guarantee Period or upon the occurrence of certain non-market-related events, the Fund may be completely and irreversibly 100% reallocated to fixed income. The terms of a Financial Guarantee Agreement executed in connection with the Guarantee impose certain limitations on the manner in which the Fund may be managed during the Guarantee Period. The Financial Guarantee Agreement could limit the manager’s ability to alter the management of the Fund during the Guarantee Period in response to changing market conditions. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.
When you hold your investment until the end of the five-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your account value at the end of the Offering Period, reduced to reflect any redemptions, dividends and distributions received in cash and certain Fund expenses, such as taxes and extraordinary expenses. If you choose to redeem your investment on any day other than the Guarantee Maturity Date, your shares will be redeemed at the current NAV and the amount returned could be less than that invested. The guarantee is based on your account value the business day before the Guarantee Period and does not apply to any earnings realized during the Guarantee Period. As with the sale of any securities, a taxable event may occur if the Fund liquidates securities for asset allocation purposes or at the end of the Guarantee Period. Please keep in mind that the Fund’s NAV will fluctuate. After the Guarantee Period ends, your investment will no longer be protected by the guarantee and will be subject to possible loss of principal. Any exchange into another fund will constitute a taxable event. Fund allocations may change at any time.
All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross Domestic Product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Legg Mason Partners Capital Preservation Fund II      V

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Fund at a Glance (unaudited)

Investment Breakdown
Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report      1

Fund Expenses (unaudited)
Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on November 1, 2006 and held for the six months ended April 30, 2007.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

	Actual Total	Beginning	Ending	Annualized	Expenses
	Return Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio(3)	the Period(4)

Class A	4.09%	$1,000.00	$1,040.90	1.87%	$9.46

Class B	3.61	1,000.00	1,036.10	2.62	13.23

Class C	3.70	1,000.00	1,037.00	2.62	13.23

(1)	For the six months ended April 30, 2007.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable initial sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
2     Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio(2)	the Period(3)

Class A	5.00%	$1,000.00	$1,015.52	1.87%	$9.35

Class B	5.00	1,000.00	1,011.80	2.62	13.07

Class C	5.00	1,000.00	1,011.80	2.62	13.07

(1)	For the six months ended April 30, 2007.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report      3

Schedule of Investments April 30, 2007 (unaudited)
LEGG MASON PARTNERS CAPITAL PRESERVATION FUND II

Face
Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATION — 56.4%
U.S. Government Obligations — 56.4%
$120,000,000	U.S. Treasury STRIPS, zero coupon bond to yield 3.000% due 11/15/07 (a) (Cost — $116,914,416)	$116,848,560

Shares

COMMON STOCKS — 38.8%
CONSUMER DISCRETIONARY — 5.1%
Media — 4.2%
115,203	Interpublic Group of Cos. Inc.*	1,460,774
98,709	News Corp., Class B Shares	2,369,016
100,162	Pearson PLC, ADR	1,708,764
71,170	Time Warner Inc.	1,468,237
48,120	Walt Disney Co.	1,683,237

	Total Media	8,690,028

Specialty Retail — 0.9%
36,746	Gap Inc.	659,591
32,097	Home Depot Inc.	1,215,513

	Total Specialty Retail	1,875,104

	TOTAL CONSUMER DISCRETIONARY	10,565,132

CONSUMER STAPLES — 3.0%
Beverages — 0.3%
6,825	Molson Coors Brewing Co., Class B Shares	643,461

Food & Staples Retailing — 0.8%
35,791	Wal-Mart Stores Inc.	1,715,105

Food Products — 1.5%
36,311	Kraft Foods Inc., Class A Shares	1,215,329
7,508	Smithfield Foods Inc.*	229,519
49,831	Unilever PLC, ADR	1,560,209

	Total Food Products	3,005,057

Household Products — 0.4%
10,826	Kimberly-Clark Corp.	770,486

	TOTAL CONSUMER STAPLES	6,134,109

ENERGY — 3.5%
Energy Equipment & Services — 1.5%
7,880	Baker Hughes Inc.	633,473
18,289	BJ Services Co.	524,163
16,923	GlobalSantaFe Corp.	1,081,887
11,079	Schlumberger Ltd.	817,963

	Total Energy Equipment & Services	3,057,486

See Notes to Financial Statements.
4     Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report

Schedule of Investments April 30, 2007 (unaudited) (continued)

Shares	Security	Value

Oil, Gas & Consumable Fuels — 2.0%
19,304	Anadarko Petroleum Corp.	$900,725
12,012	Chevron Corp.	934,413
8,524	Exxon Mobil Corp.	676,635
14,940	Murphy Oil Corp.	828,274
25,856	Williams Cos. Inc.	762,752

	Total Oil, Gas & Consumable Fuels	4,102,799

	TOTAL ENERGY	7,160,285

EXCHANGE TRADED FUND — 1.2%
60,599	Utilities Select Sector SPDR Fund	2,523,948

FINANCIALS — 7.8%
Capital Markets — 1.9%
2,456	Franklin Resources Inc.	322,497
25,226	Merrill Lynch & Co. Inc.	2,276,142
20,147	State Street Corp.	1,387,524

	Total Capital Markets	3,986,163

Consumer Finance — 0.8%
24,909	American Express Co.	1,511,229

Diversified Financial Services — 2.2%
38,153	Bank of America Corp.	1,941,988
50,929	JPMorgan Chase & Co.	2,653,401

	Total Diversified Financial Services	4,595,389

Insurance — 1.4%
9,328	Allied World Assurance Holdings Ltd.	413,417
14,970	American International Group Inc.	1,046,553
27,709	Chubb Corp.	1,491,575

	Total Insurance	2,951,545

Thrifts & Mortgage Finance — 1.5%
18,092	MGIC Investment Corp.	1,114,648
39,359	PMI Group Inc.	1,907,731

	Total Thrifts & Mortgage Finance	3,022,379

	TOTAL FINANCIALS	16,066,705

See Notes to Financial Statements.
Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report      5

Schedule of Investments April 30, 2007 (unaudited) (continued)

Shares	Security	Value

HEALTH CARE — 5.3%
Life Sciences Tools & Services — 0.3%
34,600	Enzo Biochem Inc.*	$581,626

Pharmaceuticals — 5.0%
41,314	Abbott Laboratories	2,339,199
13,320	Eli Lilly & Co.	787,612
23,281	GlaxoSmithKline PLC, ADR	1,345,176
24,492	Johnson & Johnson	1,572,876
12,781	Novartis AG, ADR	742,448
68,273	Pfizer Inc.	1,806,504
32,852	Wyeth	1,823,286

	Total Pharmaceuticals	10,417,101

	TOTAL HEALTH CARE	10,998,727

INDUSTRIALS — 4.2%
Aerospace & Defense — 2.8%
15,008	Boeing Co.	1,395,744
45,161	Honeywell International Inc.	2,446,823
36,930	Raytheon Co.	1,977,232

	Total Aerospace & Defense	5,819,799

Building Products — 0.1%
5,057	Simpson Manufacturing Co. Inc.	162,684

Industrial Conglomerates — 0.7%
42,430	General Electric Co.	1,563,970

Machinery — 0.6%
17,368	Caterpillar Inc.	1,261,264

	TOTAL INDUSTRIALS	8,807,717

INFORMATION TECHNOLOGY — 6.0%
Communications Equipment — 1.2%
41,268	Cisco Systems Inc.*	1,103,506
84,020	Motorola Inc.	1,456,067

	Total Communications Equipment	2,559,573

Computers & Peripherals — 0.6%
11,384	International Business Machines Corp.	1,163,559

Electronic Equipment & Instruments — 0.4%
22,269	Agilent Technologies Inc.*	765,385

Internet Software & Services — 0.4%
16,423	eBay Inc.*	557,396
8,414	VeriSign Inc.*	230,123

	Total Internet Software & Services	787,519

See Notes to Financial Statements.
6     Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report

Schedule of Investments April 30, 2007 (unaudited) (continued)

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 2.5%
79,439	Applied Materials Inc.	$1,526,818
28,285	Novellus Systems Inc.*	915,585
119,648	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,261,090
42,618	Texas Instruments Inc.	1,464,781
2,689	Verigy Ltd.*	67,951

	Total Semiconductors & Semiconductor Equipment	5,236,225

Software — 0.9%
64,151	Microsoft Corp.	1,920,681

	TOTAL INFORMATION TECHNOLOGY	12,432,942

MATERIALS — 1.9%
Chemicals — 0.7%
9,238	Dow Chemical Co.	412,107
21,693	E.I. du Pont de Nemours & Co.	1,066,645

	Total Chemicals	1,478,752

Metals & Mining — 0.6%
30,893	Alcoa Inc.	1,096,393
856	AngloGold Ashanti Ltd., ADR	38,152
856	Newmont Mining Corp.	35,695

	Total Metals & Mining	1,170,240

Paper & Forest Products — 0.6%
16,448	Weyerhaeuser Co.	1,303,010

	TOTAL MATERIALS	3,952,002

TELECOMMUNICATION SERVICES — 0.8%
Wireless Telecommunication Services — 0.8%
61,509	Vodafone Group PLC, ADR	1,767,154

	TOTAL COMMON STOCKS (Cost — $66,590,503)	80,408,721

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $183,504,919)	197,257,281

See Notes to Financial Statements.
Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report      7

Schedule of Investments April 30, 2007 (unaudited) (continued)

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 5.2%
U.S. Government Obligation — 0.3%
$600,000	U.S. Treasury Bills, 4.924% due 6/14/07 (b) (c)
	(Cost — $596,399)	$596,559

Repurchase Agreement — 4.9%
10,130,000	State Street Bank & Trust Co., dated 4/30/07, 4.670% due 5/1/07; Proceeds at maturity — $10,131,314; (Fully collateralized by U.S. Treasury Bond, 6.00% due 2/15/26; Market value — $10,333,136) (Cost — $10,130,000)	10,130,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $10,726,399)	10,726,559

	TOTAL INVESTMENTS — 100.4% (Cost — $194,231,318#)	207,983,840
	Liabilities in Excess of Other Assets — (0.4)%	(828,669)

	TOTAL NET ASSETS — 100.0%	$207,155,171

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Rate shown represents yield-to-maturity.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.
  Abbreviations used in this schedule:

ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
See Notes to Financial Statements.
8     Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report

Statement of Assets and Liabilities (April 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $194,231,318)	$207,983,840
Cash	1,590
Dividends and interest receivable	71,832

Total Assets	208,057,262

LIABILITIES:
Distribution fees payable	161,164
Payable for Fund shares repurchased	133,163
Investment management fee payable	128,997
Guarantee fee payable	128,997
Payable to broker — variation margin on open futures contracts	78,200
Trustees’ fees payable	13,584
Accrued expenses	257,986

Total Liabilities	902,091

Total Net Assets	$207,155,171

NET ASSETS:
Par value (Note 7)	$178
Paid-in capital in excess of par value	194,758,975
Undistributed net investment income	551,724
Accumulated net realized loss on investments and futures contracts	(2,164,040)
Net unrealized appreciation on investments and futures contracts	14,008,334

Total Net Assets	$207,155,171

Shares Outstanding:
Class A	1,478,394

Class B	15,222,479

Class C	1,122,915

Net Asset Value:
Class A (and redemption price)	$11.72

Class B*	$11.61

Class C*	$11.62

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$12.34

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).
See Notes to Financial Statements.
Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report      9

Statement of Operations (For the six months ended April 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$3,495,305
Dividends	724,219
Less: Foreign taxes withheld	(2,021)

Total Investment Income	4,217,503

EXPENSES:
Distribution fees (Notes 2 and 4)	1,060,659
Investment management fee (Note 2)	848,100
Guarantee fees (Note 6)	848,100
Legal fees	36,577
Audit and tax	32,325
Shareholder reports (Note 4)	24,108
Restructuring fees (Note 11)	20,585
Transfer agent fees (Note 4)	19,512
Trustees’ fees	1,598
Custody fees	1,529
Registration fees	9
Miscellaneous expenses	20,038

Total Expenses	2,913,140

Net Investment Income	1,304,363

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(1,392,647)
Futures contracts	200,985

Net Realized Loss	(1,191,662)

Change in Net Unrealized Appreciation/ Depreciation From:
Investments	8,165,635
Futures contracts	(17,376)

Change in Net Unrealized Appreciation/ Depreciation	8,148,259

Net Gain on Investments and Futures Contracts	6,956,597

Increase in Net Assets From Operations	$8,260,960

See Notes to Financial Statements.
10     Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended April 30, 2007 (unaudited)
and the year ended October 31, 2006

	2007	2006

OPERATIONS:
Net investment income	$1,304,363	$1,083,045
Net realized gain (loss)	(1,191,662)	3,069,046
Change in net unrealized appreciation/depreciation	8,148,259	9,356,844

Increase in Net Assets From Operations	8,260,960	13,508,935

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,400,029)	(2,200,012)
Net realized gains	(3,673,640)	(10,313,564)

Decrease in Net Assets From Distributions to Shareholders	(5,073,669)	(12,513,576)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	302,103	300,383
Reinvestment of distributions	4,740,277	11,718,717
Cost of shares repurchased	(51,439,773)	(129,103,926)

Decrease in Net Assets From Fund Share Transactions	(46,397,393)	(117,084,826)

Decrease in Net Assets	(43,210,102)	(116,089,467)
NET ASSETS:
Beginning of period	250,365,273	366,454,740

End of period*	$207,155,171	$250,365,273

* Includes undistributed net investment income of:	$551,724	$647,390

See Notes to Financial Statements.
Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report      11

Financial Highlights
For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares(1)	2007(2)		2006	2005	2004	2003	2002(3)

Net Asset Value, Beginning of Period	$11.58		$11.49	$11.79	$11.68	$11.40	$11.40

Income (Loss) From Operations:
Net investment income	0.11		0.12	0.13	0.09	0.10	0.01
Net realized and unrealized gain (loss)	0.36		0.46	(0.14)	0.12	0.21	0.00	(4)

Total Income (Loss) From Operations	0.47		0.58	(0.01)	0.21	0.31	0.01

Less Distributions From:
Net investment income	(0.15)		(0.15)	(0.03)	(0.10)	(0.03)	(0.01)
Net realized gains	(0.18)		(0.34)	(0.26)	—	—	—

Total Distributions	(0.33)		(0.49)	(0.29)	(0.10)	(0.03)	(0.01)

Net Asset Value, End of Period	$11.72		$11.58	$11.49	$11.79	$11.68	$11.40

Total Return(5)	4.09%		5.25%	(0.08)%	1.77%	2.73%	0.09%

Net Assets, End of Period (000s)	$17,320		$19,634	$26,243	$38,724	$58,594	$74,552

Ratios to Average Net Assets:
Gross expenses	1.89	%(6)(7)	1.88%	1.87%	1.92%	1.94%	1.24	%(6)
Net expenses(8)	1.89	(6)(7)	1.86 (9)	1.63 (9)	1.91 (9)	1.94	0.68	(6)(9)
Net investment income	1.84	(6)	1.04	1.13	0.73	0.83	0.76	(6)

Portfolio Turnover Rate	86%		16%	16%	10%	114%	—

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2007 (unaudited).

(3)	For the period September 23, 2002 (inception date) to October 31, 2002.

(4)	Amount represents less than $0.005 per share.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.87% and 1.87%, respectively (Note 11).

(8)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.95%.

(9)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
12     Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares(1)	2007(2)		2006	2005	2004	2003	2002(3)

Net Asset Value, Beginning of Period	$11.44		$11.34	$11.70	$11.60	$11.40	$11.40

Income (Loss) From Operations:
Net investment income	0.06		0.03	0.04	0.00 (4)	0.01	0.01
Net realized and unrealized gain (loss)	0.35		0.48	(0.14)	0.11	0.22	0.00	(4)

Total Income (Loss) From Operations	0.41		0.51	(0.10)	0.11	0.23	0.01

Less Distributions From:
Net investment income	(0.06)		(0.07)	—	(0.01)	(0.03)	(0.01)
Net realized gains	(0.18)		(0.34)	(0.26)	—	—	—

Total Distributions	(0.24)		(0.41)	(0.26)	(0.01)	(0.03)	(0.01)

Net Asset Value, End of Period	$11.61		$11.44	$11.34	$11.70	$11.60	$11.40

Total Return(5)	3.61%		4.58%	(0.87)%	0.94%	2.01%	0.05%

Net Assets, End of Period (000s)	$176,789		$215,129	$312,617	$448,695	$590,590	$673,367

Ratios to Average Net Assets:
Gross expenses	2.64	%(6)(7)	2.63%	2.62%	2.67%	2.69%	1.53	%(6)
Net expenses(8)	2.64	(6)(7)	2.60 (9)	2.39 (9)	2.66 (9)	2.69	0.97	(6)(9)
Net investment income (loss)	1.09	(6)	0.31	0.38	(0.02)	0.09	0.41	(6)

Portfolio Turnover Rate	86%		16%	16%	10%	114%	—

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2007 (unaudited).

(3)	For the period September 23, 2002 (inception date) to October 31, 2002.

(4)	Amount represents less than $0.005 per share.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.62% and 2.62%, respectively (Note 11).

(8)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 2.70%.

(9)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report      13

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2006	2005	2004	2003	2002(3)

Net Asset Value, Beginning of Period	$11.44		$11.34	$11.70	$11.60	$11.40	$11.40

Income (Loss) From Operations:
Net investment income	0.06		0.04	0.04	0.00 (4)	0.01	0.01
Net realized and unrealized gain (loss)	0.36		0.46	(0.14)	0.11	0.22	0.00	(4)

Total Income (Loss) From Operations	0.42		0.50	(0.10)	0.11	0.23	0.01

Less Distributions From:
Net investment income	(0.06)		(0.06)	—	(0.01)	(0.03)	(0.01)
Net realized gains	(0.18)		(0.34)	(0.26)	—	—	—

Total Distributions	(0.24)		(0.40)	(0.26)	(0.01)	(0.03)	(0.01)

Net Asset Value, End of Period	$11.62		$11.44	$11.34	$11.70	$11.60	$11.40

Total Return(5)	3.70%		4.56%	(0.87)%	0.94%	2.00%	0.05%

Net Assets, End of Period (000s)	$13,046		$15,602	$27,595	$50,844	$89,922	$122,213

Ratios to Average Net Assets:
Gross expenses	2.64	%(6)(7)	2.63%	2.62%	2.67%	2.69%	1.53	%(6)
Net expenses(8)	2.64	(6)(7)	2.58 (9)	2.41 (9)	2.67 (9)	2.69	0.97	(6)(9)
Net investment income (loss)	1.09	(6)	0.32	0.36	(0.03)	0.09	0.41	(6)

Portfolio Turnover Rate	86%		16%	16%	10%	114%	—

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2007 (unaudited).

(3)	For the period September 23, 2002 (inception date) to October 31, 2002.

(4)	Amount represents less than $0.005 per share.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.62% and 2.62%, respectively (Note 11).

(8)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 2.70%.

(9)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
14     Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Capital Preservation Fund II (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Trust II (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
   The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
   (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
   (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
   (c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
   The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of
Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report      15

Notes to Financial Statements (unaudited) (continued)
the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
   (d) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
   The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
   (e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
   (f) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
   (g) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
   (h) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
16     Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   (i) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
   (j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.
2. Investment Management Agreement and Other Transactions with Affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) and Batterymarch Financial Management, Inc. (“Batterymarch”) are the Fund’s subadvisers. LMPFA, ClearBridge and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).
   Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.
   LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund, except for the management of cash and short-term investments. For its services, LMPFA pays the subadvisers 70% of the net management fee it receives from the Fund. This fee will be divided between the subadvisers, on a pro rata basis, based on the assets allocated to each subadviser, from time to time.
   During the six months ended April 30, 2007, the Fund’s Class A, B and C shares had voluntary expense limitations in place of 1.95%, 2.70% and 2.70%, respectively.
   Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”) serve as distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.
   There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report      17

Notes to Financial Statements (unaudited) (continued)
   For the six months ended April 30, 2007, LMIS and its affiliates did not receive sales charges from the Fund’s Class A shares. In addition, for the six months ended April 30, 2007, CDSCs paid to LMIS and its affiliates were approximately:

Class B

CDSCs	$290,000

   On July 10, 2006, a retirement plan applicable to the Fund was amended by the Board then overseeing the Fund (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. Each fund overseen by the Previous Board (including the Fund) paid it’s pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Fund’s allocable share of benefits under this amendment was $6,824. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.
   Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended April 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

		U.S. Government &
	Investments	Agency Obligations

Purchases	$21,051,444	$160,713,037

Sales	23,687,370	207,397,045

   At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,953,810
Gross unrealized depreciation	(201,288)

Net unrealized appreciation	$13,752,522

18     Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   At April 30, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S&P 500 Index	23	6/07	$8,302,488	$8,558,300	$255,812

4. Class Specific Expenses
The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.
   For the six months ended April 30, 2007, class specific expenses were as follows:

	Distribution	Transfer	Shareholder Reports
	Fees	Agent Fees	Expenses

Class A	$23,381	$3,622	$1,954
Class B	967,150	14,874	20,331
Class C	70,128	1,016	1,823

Total	$1,060,659	$19,512	$24,108

5. Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	April 30, 2007	October 31, 2006

Net Investment Income
Class A	$245,052	$338,848
Class B	1,076,652	1,717,153
Class C	78,325	144,011

Total	$1,400,029	$2,200,012

Net Realized Gains
Class A	$294,522	$745,712
Class B	3,149,962	8,803,070
Class C	229,156	764,782

Total	$3,673,640	$10,313,564

6. The Guarantee
Provided that all distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that on the Guarantee Maturity Date, as described in the prospectus, each shareholder will be entitled to redeem his or her shares for an amount no less than the value of that shareholder’s account as of the close of
Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report      19

Notes to Financial Statements (unaudited) (continued)
business on November 1, 2002, less certain expenses. The Fund’s guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation (the “Guarantor”) pursuant to a financial guarantee insurance policy issued by the Guarantor for the benefit of the shareholders of the Fund. The Guarantor has earned triple-A ratings, the highest ratings available from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc., and Fitch Ratings, Inc. These ratings are an essential part of the Guarantor’s ability to provide credit enhancement. The Fund will pay to the Guarantor a fee equal to 0.75% of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. The guarantee fees amounted to $848,100 for the six months ended April 30, 2007. This fee is calculated daily and paid monthly. Please see the prospectus for more information relating to the guarantee arrangement.
   As of the date of this report, the Fund’s manager is considering recommending to the Fund’s board that the Fund be liquidated at the end of the Guaranteed Period. The decision whether to liquidate the Fund would be made by the Fund’s board. If the Fund is not liquidated, the Post Guarantee Period will commence immediately following the Guarantee Period.
7. Shares of Beneficial Interest
At April 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.
   Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	April 30, 2007		October 31, 2006

	Shares	Amount	Shares	Amount

Class A
Shares sold	26,022	$301,083	26,236	$297,399
Shares issued on reinvestment	45,972	524,543	94,936	1,057,594
Shares repurchased	(288,930)	(3,343,162)	(710,735)	(8,042,558)

Net Decrease	(216,936)	$(2,517,536)	(589,563)	$(6,687,565)

Class B
Shares sold	3	$1,020	106	$2,984
Shares issued on reinvestment	346,377	3,927,921	885,861	9,815,338
Shares repurchased	(3,930,660)	(45,048,404)	(9,636,015)	(108,199,911)

Net Decrease	(3,584,280)	$(41,119,463)	(8,750,048)	$(98,381,589)

Class C
Shares issued on reinvestment	25,358	$287,813	76,335	$845,785
Shares repurchased	(265,960)	(3,048,207)	(1,145,115)	(12,861,457)

Net Decrease	(240,602)	$(2,760,394)	(1,068,780)	$(12,015,672)

20     Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
8. Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the then-investment manager of the Fund and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).
   The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (“Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.
   SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.
Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report      21

Notes to Financial Statements (unaudited) (continued)
   The order required SBFM to recommend a new transfer agent contract to the Affected Funds boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Fund boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.
9. Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
   On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.
   As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.
   * * *
   Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft
22     Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
   On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.
   On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.
   Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.
10. Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report      23

Notes to Financial Statements (unaudited) (continued)
   Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.
11. Special Shareholder Meeting and Reorganization
Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable. See also “Additional Shareholder Information” at the end of this report.
12. Recent Accounting Pronouncement
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be November 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.
   * * *
   On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.
24     Legg Mason Partners Capital Preservation Fund II 2007 Semi-Annual Report

Additional Shareholder Information (unaudited)
Results of a Special Meeting of Shareholders
On December 11, 2006, a Special Meeting of Shareholders was held to vote on a proposal recently approved by the Fund’s Trustees. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposal:
Election of Trustees

		Votes		Broker
Nominees	Votes For	Against	Abstentions	Non-Votes

Elliot J. Berv	32,886,588.292	2,147,311.821	7,160.000	0.000
A. Benton Cocanougher	32,889,287.629	2,144,612.484	7,160.000	0.000
Jane F. Dasher	32,917,939.277	2,115,960.836	7,160.000	0.000
Mark T. Finn	32,908,371.543	2,125,528.570	7,160.000	0.000
Rainer Greeven	32,871,503.684	2,162,396.429	7,160.000	0.000
Stephen Randolph Gross	32,907,588.522	2,126,311.591	7,160.000	0.000
Richard E. Hanson, Jr.	32,891,147.285	2,142,752.828	7,160.000	0.000
Diana R. Harrington	32,898,536.697	2,135,363.416	7,160.000	0.000
Susan M. Heilbron	32,896,225.841	2,137,674.272	7,160.000	0.000
Susan B. Kerley	32,923,369.691	2,110,530.422	7,160.000	0.000
Alan G. Merten	32,911,746.495	2,122,153.618	7,160.000	0.000
R. Richardson Pettit	32,917,820.307	2,116,079.806	7,160.000	0.000
R. Jay Gerken, CFA	32,876,852.102	2,157,048.011	7,160.000	0.000

Legg Mason Partners Capital Preservation Fund II      25

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Legg Mason Partners Capital Preservation Fund II

TRUSTEES
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer Greeven
R. Jay Gerken, CFA
  Chairman
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

INVESTMENT MANAGER
Legg Mason Partner Fund Advisor, LLC

SUBADVISERS
Batterymarch Financial Management, Inc.
ClearBridge Advisors, LLC

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC
PFS Investments Inc.

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC Inc. 4400 Computer Drive Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 345 Park Avenue New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Capital Preservation Fund II.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund.
Please read the prospectus carefully before investing.

© 2007 Legg Mason
Investor Services, LLC
Member NASD, SIPC

FD02774 6/07 SR07-354

Legg Mason Partners
Capital Preservation Fund II

The Fund is a series of the Legg Mason Partners Trust II, a Massachusetts business trust.

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND II
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010 and (2) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. Principal Accountant Fees and Services
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Trust II

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Trust II
Date: June 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Trust II
Date: June 28, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Trust II
Date: June 28, 2007